RELATED PARTY TRANSACTIONS	9 Months Ended
May 31, 2019
Statements [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]
9.	RELATED PARTY TRANSACTIONS

Except for the LMM Facility, all amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment. Transactions with related parties are in the normal course of business and are recorded at consideration established and agreed to by the parties. Transactions with related parties are as follows:

(a)	During the period ended May 31, 2019 $155 ($161 – May 31, 2018) was paid or accrued to independent directors for directors’ fees and services.

(b)

During the period ended May 31, 2019, the Company accrued payments of $41 ($43 – May 31, 2018) from West Kirkland Mining Inc. (“West Kirkland”), a company with two directors in common, for accounting and administrative services. All amounts due from West Kirkland have been paid subsequent to period end.

(c)

On May 15, 2018 the Company closed a private placement for 1,509,100 units with Hosken Consolidated Investments Limited (“HCI”). Also, on May 15, 2018, HCI participated for an additional 2,490,900 units in the Company’s separate public offering (See Note 7 (b) above for more details). By way of the private placement HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest. As of May 31, 2019, including shares purchased on the open market, HCI owned approximately 19.9% of the Company’s outstanding common shares.

(d)

During fiscal 2016 the Company entered into the LMM Facility with its largest shareholder at the time, LMM. The loan was negotiated and entered into at commercial terms. LMM presently remains one of the Company’s largest shareholders. For full details on this transaction please refer to Note 5 above.